Postretirement benefit plans - Weighted average asset allocations (Details)	Dec. 31, 2013	Dec. 31, 2012
U.S. defined benefit plan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, weighted average asset allocation (in percents)	35.00%	31.00%
U.S. defined benefit plan | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, weighted average asset allocation (in percents)	62.00%	58.00%
U.S. defined benefit plan | Cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, weighted average asset allocation (in percents)	3.00%	11.00%
U.S. defined benefit plan | TI common stock
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, weighted average asset allocation (in percents)	0.00%	0.00%
U.S. retiree health care plan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, weighted average asset allocation (in percents)	51.00%	51.00%
U.S. retiree health care plan | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, weighted average asset allocation (in percents)	40.00%	40.00%
U.S. retiree health care plan | Cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, weighted average asset allocation (in percents)	9.00%	9.00%
U.S. retiree health care plan | TI common stock
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, weighted average asset allocation (in percents)	0.00%	0.00%
Non-U.S. defined benefit plan | Equity securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, weighted average asset allocation (in percents)	30.00%	36.00%
Non-U.S. defined benefit plan | Fixed income securities
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, weighted average asset allocation (in percents)	68.00%	58.00%
Non-U.S. defined benefit plan | Cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, weighted average asset allocation (in percents)	2.00%	6.00%
Non-U.S. defined benefit plan | TI common stock
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, weighted average asset allocation (in percents)	0.00%	0.00%